Earnings per share (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
(loss) Income Attributable To Equity Holders Of The Parent	$ 19,040,491	$ (1,445,514)	$ 20,263,905
Weighted Average Number Of Ordinary Shares	(1,505,044,626)	(1,505,170,408)	(1,505,170,408)